GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following presents total revenues for the years ended December 31, 2016, 2017 and 2018 and long-lived assets as of December 31, 2016, 2017 and 2018.

	2016		2017		2018
	Total	Long- lived	Total	Long- lived	Total	Long- lived
	revenues	assets	revenues	assets	revenues	assets

Americas, principally the U.S.	$74,161	$95	$81,051	$96	$86,636	$219
Europe	39,134	68	49,229	106	59,193	109
Far East	26,215	79	24,238	64	25,887	70
Israel	6,061	3,625	2,221	3,569	4,507	3,467

	$145,571	$3,867	$156,739	$3,835	$176,223	$3,865

Revenue from External Customers by Products and Services [Table Text Block]
Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year Ended December 31,
	2016	2017	2018

Networking	$131,922	$143,136	$162,831
Technology	13,649	13,603	13,392

	$145,571	$156,739	$176,223